Fair Value Measurements - Schedule of Changes in The Fair Value of Level 3 Financial Instruments (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023
Level 3
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair Value Beginning Balance		$ 3,830,000
Fair Value Ending Balance	$ 4,290,000	4,290,000	$ 4,290,000
Forward Purchase Agreement
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Change in fair value of Forward Purchase Agreement	$ 270,000		$ 460,000
Forward Purchase Agreement | Level 3
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Change in fair value of Forward Purchase Agreement		$ 460,000